SUBSEQUENT EVENT (Details) (Subsequent event, Asset-backed notes, USD $) In Thousands, unless otherwise specified	0 Months Ended
Feb. 21, 2013
Subsequent event | Asset-backed notes
SUBSEQUENT EVENT
Debt instrument issued amount	$ 1,252,282